UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08560
                                                    ----------

                     Gabelli International Growth Fund, Inc.
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                              [GRAPHIC OMITTED]


GABELLI
INTERNATIONAL
GROWTH
FUND,
INC.


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2004



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      During 2004, the Fund rose by 16.8% which compares with a rise of 16.6% and 20.7% for the average international multi cap growth fund monitored by Lipper Inc. and the MSCI EAFE index, respectively.

      Following a very strong performance in 2003 we, among others, expressed some caution for 2004. This proved to be mistaken, as is so often the case in financial forecasting. Look at what happened in 2004. The Federal Reserve raised short term interest rates on five separate occasions by 125 basis points to 2.25% by year end, the oil price and other commodities rose substantially in response to strong global growth, and both the budget and current account deficits continued to rise. Yet in the face of this, 2004 was a very good year for just about all long term asset markets. This performance was greatly assisted by a continued narrowing of credit spreads and a lowering of market volatility to near record lows. Both junk bond and emerging market yield spreads to U.S. treasuries narrowed throughout the year and volatility, as measured by the VIX index, also narrowed. Finally and most important the U.S. long bond yield barely budged and foreign long term bond yields declined significantly. While the Federal Reserve was tightening monetary policy long term bond yields were falling.

      For the year, positive performance was obtained from OPAP (+78.6%), Technip Coflexip (+58.5%), Altadis (+49.8%), Publishing and Broadcasting (+39.8%), Gallaher (+31.9%), Telecom Italia (+27.9%), Pernod Ricard (+27.9%),
Richemont (+27.5%), Ito Yokado (+27.2%), and Hilton Group (+26.6%). Our laggards were Harmony (-42.0%), Astra Zeneca (-29.5%), Tokyo Electron (-23.5%), Rohm (-16.2%), KDDI (-10.6%), Nikko Cordial (-10.1%), GlaxoSmith Kline (-4.5%), NRJ
(-4.4%), Sanofi (-1.5%) and Mediaset (-1.1%).

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
                                                           President
February 23, 2005

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI
        INTERNATIONAL GROWTH FUND, THE LIPPER INTERNATIONAL FUND AVERAGE
                        AND THE MORGAN STANLEY EAFE INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

        Gabelli International     Lipper International      Morgan Stanley
        Growth Fund (Class AAA)       Fund Average            EAFE Index
6/30/95           10,000                 10,000                10,000
12/31/95          10,980                 10,605                10,855
12/31/96          13,420                 12,132                11,542
12/31/97          14,399                 12,799                11,788
12/31/98          16,901                 14,466                14,080
12/31/99          25,760                 20,377                17,933
12/31/00          21,512                 17,198                15,261
12/31/01          16,409                 13,464                12,023
12/31/02          14,092                 11,220                10,035
12/31/03          19,260                 15,116                14,137
12/31/04          22,496                 17,632                17,063


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                    AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (A)
                                    ----------------------------------------------------

                                                                                                            Since
                                                                                                          Inception
                                                             QUARTER     1 YEAR      3 YEAR      5 YEAR   (6/30/95)
--------------------------------------------------------------------------------------------------------------------
  GABELLI INTERNATIONAL GROWTH FUND CLASS AAA .............   13.62%      16.80%     11.09%      (2.68)%     8.89%
  MSCI EAFE Index .........................................   15.36       20.70      12.31       (0.80)      5.96
  Lipper International Multi-Cap Growth Fund Average ......   14.35       16.64       9.11       (4.70)      5.82
  Class A .................................................   13.52       16.80      11.55       (2.42)      9.04
                                                               6.99(b)    10.09(b)    9.37(b)    (3.57)(b)   8.37(b)
  Class B .................................................   13.37       15.94      10.25       (3.26)      8.55
                                                               8.37(c)    10.94(c)    9.42(c)    (3.65)(c)   8.55(c)
  Class C .................................................   13.36       15.96       9.90       (3.45)      8.44
                                                              12.36(c)    14.96(c)    9.90(c)    (3.45)(c)   8.44(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE FOR PERIODS LESS THAN ONE YEAR IS NOT ANNUALIZED. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON JULY 25, 2001, JANUARY 17, 2001 AND DECEMBER 17, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX IS AN UNMANAGED INDICATOR OF INTERNATIONAL STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
--------------------------------------------------------------------------------

THE GABELLI INTERNATIONAL GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2004 through December 31, 2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                    Beginning        Ending      Annualized     Expenses
                  Account Value   Account Value    Expense     Paid During
                     7/1/04         12/31/04        Ratio        Period*
--------------------------------------------------------------------------------
GABELLI INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,145.90        1.92%       $10.36
Class A            $1,000.00       $1,145.40        1.92%       $10.35
Class B            $1,000.00       $1,141.40        2.67%       $14.37
Class C            $1,000.00       $1,141.40        2.67%       $14.37

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,015.48        1.92%       $ 9.73
Class A            $1,000.00       $1,015.48        1.92%       $ 9.73
Class B            $1,000.00       $1,011.71        2.67%       $13.50
Class C            $1,000.00       $1,011.71        2.67%       $13.50

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.


GABELLI INTERNATIONAL GROWTH FUND

Health Care .......................................  15.4%
Consumer Products .................................  12.4%
Building and Construction .........................   8.3%
Energy and Utilities ..............................   6.0%
Financial Services: Banks .........................   5.9%
Entertainment .....................................   5.6%
Broadcasting ......................................   5.5%
Financial Services ................................   5.1%
Food and Beverage .................................   5.0%
Financial Services: Insurance .....................   4.2%
Hotels and Gaming .................................   3.8%
Telecommunications ................................   3.8%
Electronics .......................................   3.7%
Wireless Communications ...........................   3.6%
Metals and Mining .................................   3.5%
Publishing ........................................   2.8%
Retail ............................................   2.4%
Business Services .................................   1.4%
U.S. Government Obligations .......................   1.3%
Real Estate .......................................   0.9%
Other Assets and Liabilities - Net ................  (0.6%)
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

GABELLI INTERNATIONALGROWTH FUND,INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                              MARKET
     SHARES                                    COST            VALUE
     ------                                    ----           ------

             COMMON STOCKS -- 99.3%
             BROADCASTING -- 5.5%
    100,000  Mediaset SpA ..............  $   806,395     $ 1,268,180
     20,000  Modern Times Group, Cl. B+       527,395         544,738
      4,500  Nippon Television
               Network Corp. ...........      740,051         675,856
     25,575  NRJ Group .................      241,086         561,419
                                          -----------     -----------
                                            2,314,927       3,050,193
                                          -----------     -----------
             BUILDING AND CONSTRUCTION-- 8.3%
     20,000  Bouygues SA ...............      615,611         924,290
     75,750  CRH plc ...................    1,120,545       2,028,374
     50,000  Sekisui House Ltd. ........      537,198         582,609
      6,000  Technip SA ................      652,173       1,109,148
                                          -----------     -----------
                                            2,925,527       4,644,421
                                          -----------     -----------
             BUSINESS SERVICES -- 1.4%
     19,000  Secom Co. Ltd. ............      813,796         760,223
                                          -----------     -----------
             CONSUMER PRODUCTS -- 12.4%
     45,000  Altadis SA ................      662,813       2,061,302
     17,000  Christian Dior SA .........      855,329       1,156,518
     59,000  Compagnie Financiere
               Richemont AG, Cl. A .....    1,076,485       1,963,899
     45,000  Gallaher Group plc ........      496,236         683,821
      7,000  Swatch Group AG, Cl. B ....      700,573       1,027,438
                                          -----------     -----------
                                            3,791,436       6,892,978
                                          -----------     -----------
             ELECTRONICS -- 3.7%
      3,500  Keyence Corp. .............      728,745         784,230
      6,400  Rohm Co. Ltd. .............    1,353,437         662,047
     10,000  Tokyo Electron Ltd. .......      508,650         615,790
                                          -----------     -----------
                                            2,590,832       2,062,067
                                          -----------     -----------
             ENERGY AND UTILITIES -- 6.0%
     60,000  Eni SpA ...................    1,104,856       1,502,243
     14,000  Petroleo Brasileiro SA, ADR      551,210         556,920
      5,944  Total SA ..................      932,831       1,298,356
                                          -----------     -----------
                                            2,588,897       3,357,519
                                          -----------     -----------
             ENTERTAINMENT -- 5.6%
    151,000  Publishing &
               Broadcasting Ltd. .......    1,028,758       2,071,458
     32,000  Vivendi Universal SA+ .....    1,303,831       1,021,721
                                          -----------     -----------
                                            2,332,589       3,093,179
                                          -----------     -----------
             FINANCIAL SERVICES -- 5.1%
     50,000  Irish Life & Permanent plc,
               London ..................      392,548         926,329
     90,000  Kinnevik Investment AB,
               Cl. B ...................      869,658         958,181
    180,000  Nikko Cordial Corp. .......    1,233,959         953,840
                                          -----------     -----------
                                            2,496,165       2,838,350
                                          -----------     -----------

                                                              MARKET
     SHARES                                    COST            VALUE
     ------                                    ----           ------
             FINANCIAL SERVICES: BANKS -- 5.9%
     80,006  Bank of Ireland ...........  $   531,788      $1,323,465
     70,000  Lloyds TSB Group plc ......      567,035         635,679
     16,000  UBS AG ....................      780,636       1,341,659
                                          -----------     -----------
                                            1,879,459       3,300,803
                                          -----------     -----------
             FINANCIAL SERVICES: INSURANCE -- 4.2%
      5,000  Allianz AG ................      616,773         663,314
     65,000  Aviva plc .................      641,460         783,704
     38,452  RAS SpA ...................      564,494         869,704
                                          -----------     -----------
                                            1,822,727       2,316,722
                                          -----------     -----------
             FOOD AND BEVERAGE -- 5.0%
     50,000  Ajinomoto Co. Inc. ........      596,119         595,296
     20,000  Coca-Cola Hellenic
               Bottling Co. SA .........      270,013         488,786
     70,000  Diageo plc ................      616,826         998,541
      4,500  Pernod-Ricard .............      325,884         689,343
                                          -----------     -----------
                                            1,808,842       2,771,966
                                          -----------     -----------
             HEALTH CARE -- 15.4%
      1,875  AstraZeneca plc, London ...       85,577          68,000
     14,126  AstraZeneca plc, Stockholm       532,974         513,352
     42,140  GlaxoSmithKline plc .......    1,218,764         988,655
     25,000  Novartis AG ...............      953,728       1,259,784
      9,000  Roche Holding AG ..........      926,761       1,036,057
     18,872  Sanofi-Aventis ............      985,407       1,508,323
     60,000  Smith & Nephew plc ........      542,091         613,984
      3,000  Straumann Holding AG ......      617,094         622,637
      5,500  Synthes Inc. ..............      372,080         616,700
     16,000  Takeda Pharmaceutical Co. Ltd    846,985         805,699
     12,000  William Demant Holding A/S+      541,308         563,540
                                          -----------     -----------
                                            7,622,769       8,596,731
                                          -----------     -----------
             HOTELS AND GAMING -- 3.8%
     34,000  Greek Organization of Football
               Prognostics SA ..........      377,389         940,927
    220,000  Hilton Group plc ..........      858,406       1,201,666
                                          -----------     -----------
                                            1,235,795       2,142,593
                                          -----------     -----------
             METALS AND MINING -- 3.5%
     85,500  Harmony Gold Mining
               Co. Ltd. ................      534,222         777,031
     16,000  Harmony Gold Mining
               Co. Ltd., ADR ...........       86,108         148,320
     23,000  Newmont Mining Corp. ......      521,800       1,021,430
                                          -----------     -----------
                                            1,142,130       1,946,781
                                          -----------     -----------
             PUBLISHING -- 2.8%
     51,018  News Corp., Cl. B, CDI ....      791,251         980,230
     50,000  Pearson plc ...............      575,055         603,329
                                          -----------     -----------
                                            1,366,306       1,583,559
                                          -----------     -----------


                 See accompanying notes to financial statements.

GABELLI INTERNATIONALGROWTH FUND,INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
---------------------------------------------------------------------

                                                              MARKET
     SHARES                                    COST            VALUE
     ------                                    ----           ------

             COMMON STOCKS (CONTINUED)
             REAL ESTATE -- 0.9%
     50,000  Cheung Kong (Holdings) Ltd.  $   585,811     $   498,540
                                          -----------     -----------
             RETAIL -- 2.4%
     16,000  Ito-Yokado Co. Ltd. .......      564,319         671,416
     24,000  Matsumotokiyoshi Co. Ltd...      652,999         683,908
                                          -----------     -----------
                                            1,217,318       1,355,324
                                          -----------     -----------
             TELECOMMUNICATIONS -- 3.8%
        160  KDDI Corp. ................      536,747         861,911
    300,000  Telecom Italia SpA ........    1,056,137       1,227,402
                                          -----------     -----------
                                            1,592,884       2,089,313
                                          -----------     -----------
             WIRELESS COMMUNICATIONS -- 3.6%
     75,000  Telefonica Moviles SA .....      659,348         943,999
    346,376  Vodafone Group plc ........      866,398         939,323
      4,575  Vodafone Group plc, ADR ...      122,216         125,264
                                          -----------     -----------
                                            1,647,962       2,008,586
                                          -----------     -----------
             TOTAL COMMON STOCKS .......   41,776,172      55,309,848
                                          -----------     -----------
  PRINCIPAL
   AMOUNT
   ------
             U.S. GOVERNMENT OBLIGATIONS -- 1.3%
   $718,000  U.S. Treasury Bills,
               2.025%++, 03/03/05 ......      715,665         715,576
                                          -----------     -----------
             TOTAL
               INVESTMENTS -- 100.6% ...  $42,491,837      56,025,424
                                          ===========
             OTHER ASSETS AND LIABILITIES (NET) -- (0.6)%    (306,819)
                                                          -----------
             NET ASSETS -- 100.0% ...................     $55,718,605
                                                          ===========
----------------
             For Federal tax purposes:
             Aggregate cost .........................     $43,056,234
                                                          ===========
             Gross unrealized appreciation ..........     $15,301,750
             Gross unrealized depreciation ..........      (2,332,560)
                                                          -----------
             Net unrealized appreciation (depreciation)   $12,969,190
                                                          ===========
----------------
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 CDI - Chess Depositary Interest.

                                                % OF
                                               MARKET          MARKET
GEOGRAPHIC DIVERSIFICATION                      VALUE           VALUE
--------------------------                     ------          -------
Europe .................................         72.5%    $40,603,094
Japan ..................................         15.4       8,652,825
Asia/Pacific ...........................          6.3       3,550,228
North America ..........................          3.1       1,737,006
South Africa ...........................          1.7         925,351
Latin America ..........................          1.0         556,920
                                                -----     -----------
                                                100.0%    $56,025,424
                                                =====     ===========

                 See accompanying notes to financial statements.

                    GABELLI INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $42,491,837)  $ 56,025,424
  Cash and foreign currency, at value
    (cost $34,211) ........................       34,212
  Receivable for Fund shares sold .........      234,651
  Dividends receivable ....................       58,904
  Other assets ............................        3,873
                                            ------------
  TOTAL ASSETS ............................   56,357,064
                                            ------------
LIABILITIES:
  Payable for investment purchased ........      432,294
  Payable for Fund shares redeemed ........       38,039
  Payable for investment advisory fees ....       45,149
  Payable for distribution fees ...........       11,342
  Other accrued expenses ..................      111,635
                                            ------------
  TOTAL LIABILITIES .......................      638,459
                                            ------------
  NET ASSETS applicable to 2,972,221
    shares outstanding .................... $ 55,718,605
                                            ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ...... $      2,972
  Additional paid-in capital ..............   55,298,703
  Accumulated net investment income .......          480
  Accumulated net realized loss on investments
    and foreign currency transactions .....  (13,120,161)
  Net unrealized appreciation on investments
    and foreign currency translation ......   13,536,611
                                            ------------
  NET ASSETS .............................. $ 55,718,605
                                            ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($55,427,400 / 2,956,696
    shares outstanding ) ..................       $18.75
                                                  ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($201,986 / 10,674 shares outstanding)        $18.92
                                                  ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum sales
    charge of 5.75% of the offering price)        $20.07
                                                  ======
  CLASS B:
  Net Asset Value and offering price per share
    ($84,092 / 4,570 shares outstanding) ..       $18.40(a)
                                                  ======
  CLASS C:
  Net Asset Value and offering price per share
    ($5,127 / 281.1 shares outstanding) ...       $18.24(a)
                                                  ======

----------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $37,720) $  995,195
  Interest ...............................        11,521
                                              ----------
  TOTAL INVESTMENT INCOME ................     1,006,716
                                              ----------
EXPENSES:
  Investment advisory fees ...............       459,638
  Distribution fees -- Class AAA .........       114,373
  Distribution fees -- Class A ...........           355
  Distribution fees -- Class B ...........           680
  Distribution fees -- Class C ...........            46
  Shareholder communications expenses ....        63,395
  Legal and audit fees ...................        56,032
  Custodian fees .........................        54,692
  Shareholder services fees ..............        50,851
  Registration fees ......................        13,225
  Directors' fees ........................        11,599
  Miscellaneous expenses .................        21,465
                                              ----------
  TOTAL EXPENSES .........................       846,351
                                              ----------
  NET INVESTMENT INCOME ..................       160,365
                                              ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .......     1,211,992
  Net realized loss on foreign
    currency transactions ................        (5,079)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translation .................     6,228,241
                                              ----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS .........................     7,435,154
                                              ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................    $7,595,519
                                              ==========


                 See accompanying notes to financial statements.

GABELLI INTERNATIONAL GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED          YEAR ENDED
                                                                                DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                                -----------------   -----------------
OPERATIONS:
  Net investment income ....................................................... $     160,365         $    23,208
  Net realized gain/(loss) on investments and foreign currency transactions ...     1,206,913          (2,434,777)
  Net change in unrealized appreciation/depreciation of investments
    and foreign currency translations .........................................     6,228,241          13,535,897
                                                                                -------------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................     7,595,519          11,124,328
                                                                                -------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .................................................................      (157,715)                 --
    Class A ...................................................................          (631)                 --
    Class B ...................................................................            --                  --
    Class C ...................................................................            --                  --
                                                                                -------------         -----------
                                                                                     (158,346)                 --
                                                                                -------------         -----------
  In excess of net investment income
    Class AAA .................................................................            --             (34,618)
    Class A ...................................................................            --                (105)
    Class B ...................................................................            --                  --
    Class C ...................................................................            --                  --
                                                                                -------------         -----------
                                                                                           --             (34,723)
                                                                                -------------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................      (158,346)            (34,723)
                                                                                -------------         -----------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ...................................................................     5,962,751          (4,683,338)
  Class A .....................................................................        87,497              77,831
  Class B .....................................................................        52,536               2,613
  Class C .....................................................................           (41)            (33,247)
                                                                                -------------         -----------
  NET INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......     6,102,743          (4,636,141)
                                                                                -------------         -----------
  REDEMPTION FEES .............................................................        52,949             117,739
                                                                                -------------         -----------
  NET INCREASE IN NET ASSETS ..................................................    13,592,865           6,571,203
NET ASSETS:
  Beginning of period .........................................................    42,125,740          35,554,537
                                                                                -------------         -----------
  End of period (including undistributed net investment income of
    $480 and $3,540, respectively) ............................................ $  55,718,605         $42,125,740
                                                                                =============         ===========

                 See accompanying notes to financial statements.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli International Growth Fund, Inc. (the "Fund") was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on June 30,1995.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund is informed of the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment income by $5,079 and to decrease accumulated net realized loss on investments and foreign currency transactions by $5,079. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal year ended December 31, 2004 and December 31, 2003 were as follows:

                                    YEAR ENDED          YEAR ENDED
                                 DECEMBER 31, 2004   DECEMBER 31, 2003
                                 -----------------   -----------------
  DISTRIBUTIONS PAID FROM:
  Ordinary income
    (inclusive of short term
     capital gains) .............    $158,346             $34,273
                                     --------             -------
  Total distributions paid ......    $158,346             $34,273
                                     ========             =======

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

  Undistributed ordinary income .................... $        480
  Capital loss carryforward ........................  (12,555,764)
  Net unrealized appreciation on investments,
    payable and receivables ........................   12,972,214
                                                     ------------
  Total accumulated loss ........................... $    416,930
                                                     ============

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $12,555,764, which are available to reduce future required distributions of net capital gains to shareholders. $4,603,742 of the loss carryforward is available through 2009; $5,226,116 is available through 2010; and $2,725,906 is available through 2011. For the year ended December 31, 2004, the Fund utilized net Federal tax capital loss carryforwards of $1,212,008.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $13,142,906 and $7,079,621, respectively.

6. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at December 31, 2004. The average daily amount of borrowings outstanding within the year ended December 31, 2004, was $42,153, with a related weighted average interest rate of 2.15%. The maximum amount borrowed at any time during the year ended December 31, 2004 was $725,000.

7. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class B and Class C Shares the 2% redemption fee applies to shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2004 amounted to $52,949.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

GABELLI INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
Transactions in shares of capital stock were as follows:

                                                        YEAR ENDED                 YEAR ENDED
                                                    DECEMBER 31, 2004           DECEMBER 31, 2003
                                                 -----------------------     -------------------------
                                                  SHARES       AMOUNT          SHARES        AMOUNT
                                                 --------    -----------     ---------    ------------
                                                        CLASS AAA                  CLASS AAA
                                                 -----------------------     -------------------------
Shares sold ..................................... 917,553    $15,276,196     3,040,870    $ 35,489,086
Shares issued upon reinvestment of dividends ....   7,822        145,792         2,002          31,787
Shares redeemed .................................(578,136)    (9,459,237)   (3,447,435)   $(40,204,211)
                                                 --------    -----------     ---------    ------------
  Net increase/(decrease) ....................... 347,239    $ 5,962,751      (404,563)   $ (4,683,338)
                                                 ========    ===========     =========    ============

                                                          CLASS A                    CLASS A
                                                 -----------------------     -------------------------
Shares sold .....................................   6,755    $   114,017         5,826    $     82,800
Shares issued upon reinvestment of dividends ....      30            549             4              61
Shares redeemed .................................  (1,640)       (27,069)         (386)         (5,030)
                                                 --------    -----------     ---------    ------------
  Net increase ..................................   5,145    $    87,497         5,444    $     77,831
                                                 ========    ===========     =========    ============
                                                          CLASS B                    CLASS B
                                                 -----------------------     -------------------------
Shares sold .....................................   4,040    $    66,056           196    $      2,638
Shares issued upon reinvestment of dividends ....      --             --            --              --
Shares redeemed .................................    (852)       (13,520)           (1)            (25)
                                                 --------    -----------     ---------    ------------
  Net increase ..................................   3,188    $    52,536           195    $      2,613
                                                 ========    ===========     =========    ============
                                                          CLASS C                    CLASS C
                                                 -----------------------     -------------------------
Shares sold .....................................   1,665    $    26,425       116,086    $  1,496,146
Shares issued upon reinvestment of dividends ....      --             --            --              --
Shares redeemed .................................  (1,665)       (26,466)     (116,086)     (1,529,393)
                                                 --------    -----------     ---------    ------------
  Net decrease ..................................      --    $       (41)           --    $    (33,247)
                                                 ========    ===========     =========    ============

8. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, Gabelli & Company informed the Fund that it received $1,208 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $5,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

GABELLI INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                       INCOME
                            FROM INVESTMENT OPERATIONS                            DISTRIBUTIONS
              ---------------------------------------------------   ----------------------------------------
                                         Net
             Net Asset      Net      Realized and       Total                         Net
  Period       Value,   Investment    Unrealized        from           Net         Realized
   Ended     Beginning    Income/    Gain/(Loss) on   Investment    Investment     Gain on         Total
December 31  of Period   (Loss)(a)   Investments      Operations     Income       Investments   Distributions
-----------  ---------  ----------   --------------   ----------    ----------    -----------   -------------
CLASS AAA
  2004         $16.10     $0.06         $2.62           $2.68        $(0.05)           --         $(0.05)
  2003          11.79      0.01          4.27            4.28         (0.01)           --          (0.01)
  2002          13.74      0.01         (1.95)          (1.94)        (0.01)           --          (0.01)
  2001          18.29      0.17         (4.51)          (4.34)        (0.18)       $(0.03)         (0.21)
  2000          22.82     (0.13)        (3.65)          (3.78)           --         (0.75)         (0.75)
CLASS A
  2004         $16.28     $0.07         $2.61           $2.68        $(0.06)           --         $(0.06)
  2003          11.91     (0.04)         4.39            4.35         (0.03)           --          (0.03)
  2002          13.74     (0.05)        (1.74)          (1.79)        (0.04)           --          (0.04)
  2001(d)       14.88     (0.23)        (0.69)          (0.92)        (0.19)       $(0.03)         (0.22)
CLASS B
  2004         $15.87    $(0.04)        $2.55           $2.51            --            --             --
  2003          11.70     (0.09)         4.22            4.13            --            --             --
  2002          13.73     (0.09)        (1.94)          (2.03)           --            --             --
  2001          17.68      0.12         (3.95)          (3.83)       $(0.09)       $(0.03)        $(0.12)
CLASS C
  2004         $15.73    $(0.07)        $2.56           $2.49            --            --             --
  2003          11.70     (0.11)         4.12            4.01            --            --             --
  2002          13.74     (0.10)        (1.94)          (2.04)           --            --             --
  2001          18.28      0.07         (4.51)          (4.44)       $(0.07)       $(0.03)        $(0.10)
  2000(b)       25.94     (0.12)        (6.79)          (6.91)           --         (0.75)         (0.75)


                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                           ----------------------------------------------------------------------
                                                                                          Operating
                            Net Asset              Net Assets      Net                     Expense
  Period                      Value,                 End of     Investment                  Ratio     Portfolio
   Ended      Redemption     End of      Total      Period       Income/     Operating    (Net of     Turnover
December 31     Fees(a)       Period    Return+   (in 000's)     (Loss)      Expenses     Interest)     Rate
-----------   ----------    ---------   -------   ----------   ----------    ---------    ---------  ---------
CLASS AAA
  2004           $0.02       $18.75       16.8%     $55,427       0.35%         1.84%       1.84%        16%
  2003            0.04        16.10       36.7       42,009       0.07          1.97        1.94         19
  2002              --        11.79      (14.1)      35,536       0.05          1.90        1.89         25
  2001              --        13.74      (23.7)      47,172       1.14          1.86        1.80         31
  2000              --        18.29      (16.5)      66,057      (0.68)         1.77        1.75         62
CLASS A
  2004           $0.02       $18.92       16.8%        $202       0.40%         1.84%       1.84%        16%
  2003            0.05        16.28       36.7           90      (0.29)         1.93        1.90         19
  2002              --        11.91      (13.1)           1      (0.36)         1.43        1.43         25
  2001(d)           --        13.74       (6.2)           1      (3.85)(c)      1.86(c)     1.86(c)      31
CLASS B
  2004           $0.02       $18.40       15.9%         $84      (0.23)%        2.59%       2.59%        16%
  2003            0.04        15.87       35.6           22      (0.73)         2.71        2.69         19
  2002              --        11.70      (14.8)          14      (0.69)         2.65        2.64         25
  2001              --        13.73      (21.7)          18       0.82(c)       2.60(c)     2.56(c)      31
CLASS C
  2004           $0.02       $18.24       16.0%          $5      (0.40)%        2.59%       2.59%        16%
  2003            0.02        15.73       34.4            5      (0.84)         2.82        2.82         19
  2002              --        11.70      (14.9)           3      (0.78)         2.61        2.61         25
  2001              --        13.74      (24.3)           4       0.43          2.64        2.59         31
  2000(b)           --        18.28      (26.6)           5      (1.43)(c)      2.52(c)     2.50(c)      62

----------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) From the commencement of offering of Class C Shares on March 9, 2000.
(c) Annualized.
(d) Class A Shares were outstanding for the period March 13, 2000 through November 30, 2000. Financial Highlights are not presented for Class A Shares for that period as the information is not considered meaningful.

                 See accompanying notes to financial statements.

GABELLI INTERNATIONAL GROWTH FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli International Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Gabelli International Growth Fund, Inc. (the "Fund"), as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gabelli International Growth Fund, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

New York, New York
February 11, 2005

GABELLI INTERNATIONAL GROWTH FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Gabelli International Growth Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN  PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY DIRECTOR     DURING PAST FIVE YEARS                      HELD BY DIRECTOR 4
----------------      ------------   ---------------   -----------------------                     --------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1994         24       Chairman of the Board, Chief Executive        Director of Morgan Group
Director                                           Officer of Gabelli Asset Management Inc.      and  Holdings, Inc.
Age: 62                                            Chief Investment Officer of Gabelli Funds,    (holding company)
                                                   LLC and GAMCO Investors, Inc.; Vice Chairman
                                                   and Chief Executive Officer of Lynch
                                                   Interactive Corporation (multimedia and
                                                   services)

KARL OTTO POHL         Since 1994         34       Member of the Shareholder Committee of Sal    Director of Gabelli Asset
Director                                           Oppenheim Jr. & Cie (private investment       Management Inc. (investment
Age: 75                                            bank); Former President of the                management); Chairman,
                                                   Deutsche Bundesbank and Chairman of its       Incentive Capital and
                                                   Central Bank (1980-1991)                      Incentive Asset
                                                                                                 Management (Zurich);
                                                                                                 Director at Sal Oppenheim
                                                                                                 Jr. & Cie, Zurich
NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1994         36       President and Attorney at Law in the                  --
Director                                           law firm of Anthony J. Colavita, P.C.
Age: 69

WERNER J. ROEDER, MD   Since 1994         26       Medical Director of Lawrence Hospital and              --
Director                                           practicing private physician
Age: 64

ANTHONIE C. VAN EKRIS  Since 1994         20       Managing Director of BALMAC                   Director of Aurado Energy, Inc.
Director                                           International, Inc. (commodities)             (oil and gas operations)
Age: 70

SALVATORE J. ZIZZA     Since 2004         24       Chairman, Hallmark Electrical Supplies Corp.  Director of Hollis Eden
Director                                                                                         Pharmaceuticals;
Age: 59                                                                                          Director of Earl Scheib, Inc.
                                                                                                 (automotive services)

GABELLI INTERNATIONAL GROWTH FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN  PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY DIRECTOR     DURING PAST FIVE YEARS                      HELD BY DIRECTOR 4
----------------      ------------   ---------------   -----------------------                     --------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 1994          --      Executive Vice President and Chief Operating           --
President and Treasurer                            Officer of Gabelli Funds, LLC since 1988 and
Age: 53                                            an officer of all mutual funds advised by
                                                   Gabelli Funds, LLC and its affiliates.
                                                   Director and President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995          --      Vice President, General Counsel and Secretary         --
Secretary                                          of Gabelli Asset Management Inc. since 1999
Age: 41                                            and GAMCO Investors, Inc. since 1993; Secretary
                                                   of all mutual funds advised by Gabelli Advisers,
                                                   Inc. and Gabelli Funds, LLC

PETER GOLDSTEIN        Since 2004          --      Director of Regulatory Affairs at Gabelli             --
Chief Compliance Officer                           Asset Management Inc. since February 2004;
Age: 51                                            Vice President of Goldman Sachs
                                                   Asset Management from November 2000 through
                                                   January 2004; Deputy General Counsel at
                                                   Gabelli Asset Management Inc. from
                                                   February 1998 through November 2000


----------
1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Director  will hold office for an  indefinite  term until the earliest of
  (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's ByLaws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

GABELLI INTERNATIONAL GROWTH FUND, INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the year ended December 31, 2004, the Fund paid to shareholders, on December 29, 2004, an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.0537 and $0.0593 per share for Class AAA and Class A, respectively. For the year ended December 31, 2004, none of the distribution qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distributions was qualifying dividend income. Also for the year ended December 31, 2004, the Fund passed through foreign tax credits of $0.0325 per share to Class AAA and Class A shareholders. The foreign source income and tax credits by country are presented in the table below. Visit www.gabelli.com for more information about 2004 foreign source income and foreign taxes paid.

   U.S. GOVERNMENT INCOME
   The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 1.05%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli International Growth Fund did not meet this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.

--------------------------------------------------------------------------------
      FOREIGN SOURCE INCOME AND TAX CREDITS BY COUNTRY FOR 2004 (UNAUDITED)

                        GABELLI INTERNATIONAL GROWTH FUND
                        ---------------------------------
                         Foreign Source  Foreign Qualifying
                            Income %          Income %        Foreign Tax %
                         --------------  -------------------  -------------
    Australia                 4.64             4.69              0.18
    Belgium                   0.91             0.92              1.51
    France                   15.79            15.95             26.17
    Germany                   0.34             0.35              0.57
    Greece                    4.49             4.53              0.00
    Hong Kong                 1.02             0.00              0.00
    Ireland                   9.63             9.73              0.00
    Italy                    11.64            11.76             17.93
    Japan                     7.02             7.10              5.43
    South Africa              1.01             1.02              0.03
    Spain                     4.60             4.65              7.63
    Sweden                    1.70             1.71              2.20
    Switzerland               9.39             9.48             10.55
    United Kingdom           26.14            26.41             27.80

                     GABELLI INTERNATIONAL GROWTH FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

 Mario J. Gabelli, CFA                     Werner J. Roeder, MD
 CHAIRMAN AND CHIEF                        MEDICAL DIRECTOR
 INVESTMENT OFFICER                        LAWRENCE HOSPITAL
 GABELLI ASSET MANAGEMENT INC.

 Anthony J. Colavita                       Anthonie C. van Ekris
 ATTORNEY-AT-LAW                           MANAGING DIRECTOR
 ANTHONY J. COLAVITA, P.C.                 BALMAC INTERNATIONAL, INC.

 Karl Otto Pohl                            Salvatore J. Zizza
 FORMER PRESIDENT                          CHAIRMAN
 DEUTSCHE BUNDESBANK                       HALLMARK ELECTRICAL SUPPLIES CORP.


                         OFFICERS AND PORTFOLIO MANAGER

 Caesar Bryan                              Bruce N. Alpert
 PORTFOLIO MANAGER                         PRESIDENT AND TREASURER

 James E. McKee                            Peter Goldstein
 SECRETARY                                 CHIEF COMPLIANCE OFFICER



                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Gabelli International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB009Q404SR

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,100 in 2004 and $30,000 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
        (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2004 and $3,400 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2004 and $62,400 in 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, Werner J. Roeder and
Salvatore J. Zizza. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:



   o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

   o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Fund and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and


   o If requested by the Nominating Committee, a completed and signed Directors questionnaire.


The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee, and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.



The Nominating Committee believes that the minimum qualifications for serving as a Director of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight on the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Fund's Nominating Committee has adopted a Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on March 10, 2004 (Accession No. 0000935069-04-000470).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.


   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Gabelli International Growth Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.